SIGNIFICANT ACCOUNTING POLICIES: - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill
Goodwill impairment	$ 0	$ 0	$ 0